OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended					48 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 FSRU conversion parts	Dec. 31, 2011 FSRU conversion parts	Dec. 31, 2012 FSRU conversion parts Golar Spirit
Components of other non-current assets:
Deferred tax asset	$ 531,000	$ 622,000
Other long-term assets	6,238,000	6,324,000		3,000,000	3,500,000
Other non-current assets	6,769,000	6,946,000
Other long-term assets used in period						8,400,000
Impairment of long-term assets	$ 500,000	$ 500,000	$ 4,500,000